Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Cash flows provided by (used in) operating activities
Net income		$ 6,243		$ 6,446
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		1,057		158
Amortization and impairment	[1]	1,047		1,017
Stock options and restricted shares expense		24		19
Deferred income taxes		(46)		(41)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(35)		(90)
Net losses (gains) on disposal of property and equipment		(6)
Other non-cash items, net		(1,126)		927
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(9,902)		(3,437)
Loans, net of repayments		(65,000)		(46,883)
Deposits, net of withdrawals		74,511		47,521
Obligations related to securities sold short		(7,506)		6,827
Accrued interest receivable		(959)		46
Accrued interest payable		1,228		(419)
Derivative assets		(7,073)		(3,172)
Derivative liabilities		20,622		1,582
Securities measured at FVTPL		4,949		(9,552)
Other assets and liabilities measured/designated at FVTPL		9,404		7,277
Current income taxes		(809)		543
Cash collateral on securities lent		2,390		639
Obligations related to securities sold under repurchase agreements		3,680		(2,248)
Cash collateral on securities borrowed		(2,958)		(3,821)
Securities purchased under resale agreements		(1,641)		(1,977)
Other, net	[2]	(5,379)		(4,694)
Cash flows provided by (used in) operating activities		22,715		(3,332)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		1,000
Redemption/repurchase/maturity of subordinated indebtedness		(2)		(1,008)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		1,395		748
Redemption of preferred shares		(800)
Issue of common shares for cash		228		284
Purchase of common shares for cancellation		(134)
Net sale (purchase) of treasury shares		1		(15)
Dividends and distributions paid		(2,972)		(2,649)
Repayment of lease liabilities		(326)		(305)
Cash flows provided by (used in) financing activities		(1,610)		(1,945)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(70,954)		(49,896)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		23,183		23,917
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		27,574		23,312
Acquisition of Canadian Costco credit card portfolio (Note 3)		(3,085)
Net sale (purchase) of property, equipment, software and other intangible assets		(1,109)		(839)
Cash flows provided by (used in) investing activities		(24,391)		(3,506)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		248		(175)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		(3,038)		(8,958)
Cash and non-interest-bearing deposits with banks at beginning of year		34,573	[2]	43,531
Cash and non-interest-bearing deposits with banks at end of year	[2]	31,535		34,573
Cash interest paid		8,310		3,701
Cash interest received		20,120		13,890
Cash dividends received		1,100		897
Cash income taxes paid		$ 2,585		$ 1,374

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $493 million (2021: $446 million) and interest-bearing demand deposits with Bank of Canada.